DERIVATIVE INSTRUMENTS - Foreign Currency Risk (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative contracts, notional amounts			$ 15.2	$ 36.5
Gain recognized on derivatives	$ 17.1	$ 8.8	$ 8.8
Loss recognized on derivatives				$ 0.9
Minimum | Foreign currency exchange options
Derivative [Line Items]
Derivative contracts, maturity dates range	3 months		3 months
Maximum | Foreign currency exchange options
Derivative [Line Items]
Derivative contracts, maturity dates range	18 months		18 months